CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 2.1	$ 373.3
Restricted deposits	34.5	90.5
Accounts, notes and interest receivable, net	914.2	971.4
Inventories	109.8	92.0
Gas in underground storage	61.8	2.2
Fair value of derivative contracts	71.4	24.0
Other current assets	60.2	104.4
Total current assets	1,663.3	1,786.9
Property, plant and equipment, net	17,926.0	17,070.7
Investments	3,744.4	4,291.1
Notes receivable	165.0	115.0
Goodwill	5,073.5	4,830.9
Other intangibles, net	1,184.7	339.2
Fair value of derivative contracts	697.9	301.7
Deferred charges and other assets	262.2	172.6
Total Assets	30,717.0	28,908.1
Current liabilities
Current portion of debt	1,260.8	750.9
Cash book overdrafts	22.7	34.3
Accounts payable	728.7	647.5
Accrued interest	329.8	310.4
Accrued taxes	38.8	44.7
Deferred revenues	99.6	96.7
Fair value of derivative contracts	120.8	281.5
Accrued other current liabilities	290.0	215.7
Total current liabilities	4,529.0	3,644.1
Long-term debt
Outstanding	1,945.6	2,779.2
Preferred interest in general partner of KMP	100.0	100.0
Value of interest rate swaps	1,151.3	656.3
Total long-term debt	14,356.4	13,812.9
Deferred income taxes	2,199.1	2,092.7
Fair value of derivative contracts	38.7	172.2
Other long-term liabilities and deferred credits	1,026.2	647.2
Total long-term liabilities and deferred credits	17,620.4	16,725.0
Total Liabilities	22,149.4	20,369.1
Stockholders' Equity
Preferred stock, $0.01 par value, 10,000,000 shares authorized, none outstanding	0
Additional paid-in capital	3,430.1	0
Retained earnings	(3.0)	0
Members' capital (Note 10)	0	3,575.6
Accumulated other comprehensive loss	(114.6)	(136.5)
Total Kinder Morgan, Inc.'s stockholders' equity	3,320.5	3,439.1
Noncontrolling interests	5,247.1	5,099.9
Total Stockholders' Equity	8,567.6	8,539.0
Total Liabilities and Stockholders' Equity	30,717.0	28,908.1
Kinder Morgan Energy Partners, L.P [Member]
Current assets
Cash and cash equivalents	409.3	129.1
Current liabilities
Current portion of debt	1,637.8	1,262.4
Long-term debt
Outstanding	11,159.5	10,277.4
Class P [Member]
Stockholders' Equity
Common Stock	1.7
Class A [Member]
Stockholders' Equity
Common Stock	5.4
Class B [Member]
Stockholders' Equity
Common Stock	0.9
Class C [Member]
Stockholders' Equity
Common Stock	$ 0